Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Schedule Of Guarantor Subsidiaries - Balance Sheet

December 31, 2012	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$ 56,342	$ 4,674	$ 8,515	$ -	$ 69,531
Accounts receivable, including intercompany	925	427,341	889	(335,822)	93,333
Inventories	-	6,505	553	-	7,058
Current deferred income taxes	-	14,633	173	(1,147)	13,659
Prepaid income taxes	4,043	-	-	(1,400)	2,643
Prepaid expenses	564	10,656	227	-	11,447
Total current assets	61,874	463,809	10,357	(338,369)	197,671
Investments of deferred compensation plans	-	-	36,089	-	36,089
Properties and equipment, at cost less accumulated depreciation	10,984	78,236	2,714	-	91,934
Identifiable intangible assets less accumulated amortization	-	57,177	-	-	57,177
Goodwill	-	461,277	4,555	-	465,832
Other assets	19,025	2,005	13,797	(23,904)	10,923
Investments in subsidiaries	874,692	24,298	-	(898,990)	-
Total assets	$ 966,575	$ 1,086,802	$ 67,512	$ (1,261,263)	$ 859,626
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable, including intercompany	$ 325,916	$ 53,934	$ 4,444	$ (335,822)	$ 48,472
Income taxes	1,019	3,816	1,503	(1,400)	4,938
Accrued insurance	1,339	39,315	-	-	40,654
Accrued compensation	4,119	40,891	447	-	45,457
Other current liabilities	2,786	13,903	1,759	(1,147)	17,301
Total current liabilities	335,179	151,859	8,153	(338,369)	156,822
Deferred income taxes	-	51,566	-	(23,904)	27,662
Long-term debt	174,890	-	-	-	174,890
Deferred compensation liabilities	-	-	35,599	-	35,599
Other liabilities	3,215	7,352	795	-	11,362
Stockholders' equity	453,291	876,025	22,965	(898,990)	453,291
Total liabilities and stockholders' equity	$ 966,575	$ 1,086,802	$ 67,512	$ (1,261,263)	$ 859,626
December 31, 2011	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$ 32,470	$ (1,422)	$ 7,033	$ -	$ 38,081
Accounts receivable, including intercompany	606	350,229	502	(273,413)	77,924
Inventories	-	8,032	636	-	8,668
Current deferred income taxes	-	13,059	131	(650)	12,540
Prepaid income taxes	2,501	2,186	718	(3,274)	2,131
Prepaid expenses	503	10,757	149	-	11,409
Total current assets	36,080	382,841	9,169	(277,337)	150,753
Investments of deferred compensation plans	-	-	31,629	-	31,629
Properties and equipment, at cost less accumulated depreciation	11,641	68,755	2,555	-	82,951
Identifiable intangible assets less accumulated amortization	-	58,262	-	-	58,262
Goodwill	-	456,183	4,450	-	460,633
Other assets	19,946	1,552	12,317	(22,138)	11,677
Investments in subsidiaries	793,277	21,148	-	(814,425)	-
Total assets	$ 860,944	$ 988,741	$ 60,120	$ (1,113,900)	$ 795,905
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable, including intercompany	$ 268,359	$ 48,490	$ 4,789	$ (273,413)	$ 48,225
Income taxes	2,615	497	252	(3,274)	90
Accrued insurance	489	36,658	-	-	37,147
Accrued compensation	3,828	36,655	604	-	41,087
Other current liabilities	2,369	15,728	1,404	(650)	18,851
Total current liabilities	277,660	138,028	7,049	(277,337)	145,400
Deferred income taxes	-	51,601	-	(22,138)	29,463
Long-term debt	166,784	-	-	-	166,784
Deferred compensation liabilities	-	-	30,693	-	30,693
Other liabilities	2,816	4,630	2,435	-	9,881
Stockholders' equity	413,684	794,482	19,943	(814,425)	413,684
Total liabilities and stockholders' equity	$ 860,944	$ 988,741	$ 60,120	$ (1,113,900)	$ 795,905

Schedule Of Guarantor Subsidiaries - Income Statement

For the year ended December 31, 2012		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,400,561	$ 29,482	$ -	$ 1,430,043
Cost of services provided and goods sold	-	1,017,001	16,320	-	1,033,321
Selling, general and administrative expenses	22,618	175,166	10,872	-	208,656
Depreciation	942	24,179	888	-	26,009
Amortization	1,924	2,588	-	-	4,512
Other operating expenses	-	1,126	-	-	1,126
Total costs and expenses	25,484	1,220,060	28,080	-	1,273,624
Income/(loss) from operations	(25,484)	180,501	1,402	-	156,419
Interest expense	(13,999)	(666)	(58)	-	(14,723)
Other (expense)/income - net	17,626	(16,992)	3,489	-	4,123
Income/(loss) before income taxes	(21,857)	162,843	4,833	-	145,819
Income tax (provision)/benefit	7,001	(61,794)	(1,722)	-	(56,515)
Equity in net income of subsidiaries	104,160	3,190	-	(107,350)	-
Net income	$ 89,304	$ 104,239	$ 3,111	$ (107,350)	$ 89,304

For the year ended December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,328,425	$ 27,545	$ -	$ 1,355,970
Cost of services provided and goods sold	-	955,628	14,856	-	970,484
Selling, general and administrative expenses	21,895	172,368	7,997	-	202,260
Depreciation	945	23,496	806	-	25,247
Amortization	1,756	2,496	-	-	4,252
Total costs and expenses	24,596	1,153,988	23,659	-	1,202,243
Income/(loss) from operations	(24,596)	174,437	3,886	-	153,727
Interest expense	(13,177)	(587)	(124)	-	(13,888)
Other (expense)/income - net	16,507	(16,591)	801	-	717
Income/(loss) before income taxes	(21,266)	157,259	4,563	-	140,556
Income tax (provision)/benefit	6,564	(59,407)	(1,734)	-	(54,577)
Equity in net income of subsidiaries	100,681	3,001	-	(103,682)	-
Net income	$ 85,979	$ 100,853	$ 2,829	$ (103,682)	$ 85,979

For the year ended December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$ -	$ 1,254,856	$ 25,689	$ -	$ 1,280,545
Cost of services provided and goods sold	-	892,596	13,420	-	906,016
Selling, general and administrative expenses	23,262	170,223	8,479	-	201,964
Depreciation	860	22,732	794	-	24,386
Amortization	1,404	3,253	-	-	4,657
Total costs and expenses	25,526	1,088,804	22,693	-	1,137,023
Income/(loss) from operations	(25,526)	166,052	2,996	-	143,522
Interest expense	(11,596)	(363)	-	-	(11,959)
Other (expense)/income - net	15,520	(15,451)	2,199	-	2,268
Income/(loss) before income taxes	(21,602)	150,238	5,195	-	133,831
Income tax (provision)/benefit	6,859	(56,905)	(1,954)	-	(52,000)
Equity in net income of subsidiaries	96,574	3,308	-	(99,882)	-
Net income	$ 81,831	$ 96,641	$ 3,241	$ (99,882)	$ 81,831

Schedule Of Guarantor Subsidiaries - Statement Of Cash Flows

For the year ended December 31, 2012		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 5,267	$ 123,431	$ 3,070	$ 131,768
Cash Flow from Investing Activities:
Capital expenditures	(285)	(33,944)	(1,023)	(35,252)
Business combinations, net of cash acquired	-	(5,900)	-	(5,900)
Other sources/(uses) - net	178	312	(22)	468
Net cash used by investing activities	(107)	(39,532)	(1,045)	(40,684)
Cash Flow from Financing Activities:
Purchases of treasury stock	(64,606)	-	(116)	(64,722)
Dividends paid to shareholders	(13,026)	-	-	(13,026)
Proceeds from exercise of stock options	12,310	-	-	12,310
Realized excess tax benefit on share based compensation	3,435	-	-	3,435
Debt issuance costs	-	-	-	-
Change in cash overdrafts payable	(5,338)	7,262	-	1,924
Change in intercompany accounts	85,935	(85,065)	(870)	-
Other sources - net	2	-	443	445
Net cash provided/(used) by financing activities	18,712	(77,803)	(543)	(59,634)
Net increase in cash and cash equivalents	23,872	6,096	1,482	31,450
Cash and cash equivalents at beginning of year	32,470	(1,422)	7,033	38,081
Cash and cash equivalents at end of period	$ 56,342	$ 4,674	$ 8,515	$ 69,531
For the year ended December 31, 2011		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 12,444	$ 158,159	$ 3,740	$ 174,343
Cash Flow from Investing Activities:
Capital expenditures	(73)	(28,145)	(1,374)	(29,592)
Business combinations, net of cash acquired	-	(3,664)	-	(3,664)
Other sources/(uses) - net	(191)	(730)	63	(858)
Net cash used by investing activities	(264)	(32,539)	(1,311)	(34,114)
Cash Flow from Financing Activities:
Purchases of treasury stock	(147,791)	-	(95)	(147,886)
Dividends paid to shareholders	(12,538)	-	-	(12,538)
Proceeds from exercise of stock options	8,036	-	-	8,036
Realized excess tax benefit on share based compensation	3,854	-	-	3,854
Debt issuance costs	(2,657)	-	-	(2,657)
Change in cash overdrafts payable	9	(835)	-	(826)
Change in intercompany accounts	126,040	(124,636)	(1,404)	-
Other sources - net	13	-	(61)	(48)
Net cash used by financing activities	(25,034)	(125,471)	(1,560)	(152,065)
Net increase/(decrease) in cash and cash equivalents	(12,854)	149	869	(11,836)
Cash and cash equivalents at beginning of year	45,324	(1,571)	6,164	49,917
Cash and cash equivalents at end of period	$ 32,470	$ (1,422)	$ 7,033	$ 38,081
For the year ended December 31, 2010		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$ 2,862	$ 81,781	$ 1,369	$ 86,012
Cash Flow from Investing Activities:
Capital expenditures	(18)	(24,677)	(944)	(25,639)
Business combinations, net of cash acquired	-	(9,469)	-	(9,469)
Other sources/(uses) - net	(157)	(688)	253	(592)
Net cash used by investing activities	(175)	(34,834)	(691)	(35,700)
Cash Flow from Financing Activities:
Purchases of treasury stock	(109,326)	-	(4)	(109,330)
Dividends paid to shareholders	(11,881)	-	-	(11,881)
Proceeds from exercise of stock options	5,327	-	-	5,327
Realized excess tax benefit on share based compensation	3,357	-	-	3,357
Change in cash overdrafts payable	1,645	(2,226)	-	(581)
Change in intercompany accounts	44,135	(45,071)	936	-
Other sources - net	49	-	248	297
Net cash provided/(used) by financing activities	(66,694)	(47,297)	1,180	(112,811)
Net increase/(decrease) in cash and cash equivalents	(64,007)	(350)	1,858	(62,499)
Cash and cash equivalents at beginning of year	109,331	(1,221)	4,306	112,416
Cash and cash equivalents at end of period	$ 45,324	$ (1,571)	$ 6,164	$ 49,917